Leases (Tables)	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Lease Liability

As of September 30, 2025 and March 31, 2025, lease liability consists of the following:

	As of
	September 30, 2025	March 31, 2025
Lease liability – current portion	$110,462	$160,708
Lease liability – non-current portion	17,624	-
Total	$128,086	$160,708

Other lease information is as follows:

	As of
	September 30, 2025	March 31, 2025
Weighted-average remaining lease term – operating leases	0.89 years	1.0 years
Weighted-average discount rate – operating leases	5.74%	5.88%

Schedule of Future Minimum Payments Under Operating Leases

The following is a schedule of future minimum payments under operating leases as of September 30, 2025:

Within 12 months	$113,704
More than 12 months and within 24 months	17,948
Total lease payments	131,652
Less: imputed interest	(3,566)
Total operating lease liabilities, net of interest	$128,086